Financial instruments by category - Summary of Detailed Information of Financial Instruments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets measured at fair value
Financial assets at fair value through profit or loss	¥ 3,205	¥ 104,952
Financial assets at fair value through other comprehensive income	195,789	104,970
Financial assets, at fair value	198,994	209,922
Financial assets measured at amortized cost
Financial assets at amortized cost	189,510	775,803
Total	388,504	985,725
Financial liabilities measured at amortized cost
Financial liabilities at amortised cost	1,070,222	1,107,109
Total	1,311,746	1,379,793
Trade receivables
Financial assets measured at amortized cost
Financial assets at amortized cost	44,506	73,144
Convertible bonds
Financial liabilities measured at fair value
Financial liabilities, at fair value	241,524	272,684
Bank borrowings
Financial liabilities measured at amortized cost
Financial liabilities at amortised cost	824,045	754,774
Lease liabilities
Financial liabilities measured at amortized cost
Financial liabilities at amortised cost	4,552	14,090
Trade payables
Financial liabilities measured at amortized cost
Financial liabilities at amortised cost	104,224	152,066
Financial liabilities included in other payables and deposits
Financial liabilities measured at amortized cost
Financial liabilities at amortised cost	137,401	186,179
Cash and cash equivalents
Financial assets measured at amortized cost
Financial assets at amortized cost	126,614	436,242
Financial assets included in other receivables and deposits
Financial assets measured at amortized cost
Financial assets at amortized cost	9,261	137,801
Other financial assets
Financial assets measured at amortized cost
Financial assets at amortized cost	¥ 9,129	¥ 128,616